Financing Receivables (Schedule Of Allowance For Loan Losses And Loans By Impairment Methodology And Type Of Loans) (Details) In Millions, unless otherwise specified	Sep. 30, 2011 USD ($)	Sep. 30, 2011 JPY (¥)	Jun. 30, 2011 USD ($)	Jun. 30, 2011 JPY (¥)	Mar. 31, 2011 USD ($)	Mar. 31, 2011 JPY (¥)	Sep. 30, 2011 Loans At Banks [Member] USD ($)	Sep. 30, 2011 Loans At Banks [Member] JPY (¥)	Jun. 30, 2011 Loans At Banks [Member] USD ($)	Jun. 30, 2011 Loans At Banks [Member] JPY (¥)	Mar. 31, 2011 Loans At Banks [Member] USD ($)	Mar. 31, 2011 Loans At Banks [Member] JPY (¥)	Sep. 30, 2011 Short-Term Secured Margin Loans [Member] USD ($)	Sep. 30, 2011 Short-Term Secured Margin Loans [Member] JPY (¥)	Jun. 30, 2011 Short-Term Secured Margin Loans [Member] USD ($)	Jun. 30, 2011 Short-Term Secured Margin Loans [Member] JPY (¥)	Mar. 31, 2011 Short-Term Secured Margin Loans [Member] USD ($)	Mar. 31, 2011 Short-Term Secured Margin Loans [Member] JPY (¥)	Sep. 30, 2011 Inter-Bank Money Market Loans [Member] USD ($)	Sep. 30, 2011 Inter-Bank Money Market Loans [Member] JPY (¥)	Jun. 30, 2011 Inter-Bank Money Market Loans [Member] USD ($)	Jun. 30, 2011 Inter-Bank Money Market Loans [Member] JPY (¥)	Mar. 31, 2011 Inter-Bank Money Market Loans [Member] USD ($)	Mar. 31, 2011 Inter-Bank Money Market Loans [Member] JPY (¥)	Sep. 30, 2011 Corporate Loans [Member] USD ($)	Sep. 30, 2011 Corporate Loans [Member] JPY (¥)	Jun. 30, 2011 Corporate Loans [Member] USD ($)	Jun. 30, 2011 Corporate Loans [Member] JPY (¥)	Mar. 31, 2011 Corporate Loans [Member] USD ($)	Mar. 31, 2011 Corporate Loans [Member] JPY (¥)	Sep. 30, 2011 Advances To Affiliated Companies [Member] USD ($)	Sep. 30, 2011 Advances To Affiliated Companies [Member] JPY (¥)	Jun. 30, 2011 Advances To Affiliated Companies [Member] USD ($)	Jun. 30, 2011 Advances To Affiliated Companies [Member] JPY (¥)	Mar. 31, 2011 Advances To Affiliated Companies [Member] USD ($)	Mar. 31, 2011 Advances To Affiliated Companies [Member] JPY (¥)
Allowance by impairment methodology, Evaluated individually	$ 40	¥ 3,086				¥ 3,279	$ 0	¥ 6				¥ 7	$ 0	¥ 10											$ 40	¥ 3,070				¥ 3,272
Allowance by impairment methodology, Evaluated collectively	7	501				530	5	382				332	1	22				37							1	97				150						11
Total allowance for loan losses	47	3,587	45	3,493	49	3,809	5	388	4	339	4	339	1	32	1	57	1	37							41	3,167	40	3,086	44	3,422			0	11	0	11
Loans by impairment methodology, Evaluated individually	4,448	342,687				237,547	0	6				7	865	66,632					772	59,508				8,281	2,806	216,173				228,776	5	368				483
Loans by impairment methodology, Evaluated collectively	5,283	406,979				492,323	3,106	239,246				257,270	1,893	145,855				206,910							138	10,612				15,860	146	11,266				12,283
Loans Receivable, Net	$ 9,731	¥ 749,666				¥ 729,870	$ 3,106	¥ 239,252				¥ 257,277	$ 2,758	¥ 212,487				¥ 206,910	$ 772	¥ 59,508				¥ 8,281	$ 2,944	¥ 226,785				¥ 244,636	$ 151	¥ 11,634				¥ 12,766